Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2018
Pension and other employee benefit plans

21. Pension and other employee benefit plans

Severance indemnities and pension plans

MHFG and certain subsidiaries sponsor and offer their employees, other than directors and corporate auditors, contributory and non-contributory defined benefit plans. Under these plans, employees are provided with lump-sum cash payments upon leaving the company. The amount of benefits under each plan is principally determined based on the position, the length of service and the reason for retirement. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum payments at retirement. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their careers were deemed meritorious and to those with particular circumstances.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant.

MHFG and certain subsidiaries have several defined contribution plans. The costs recognized in respect of contributions to the plans for the fiscal years ended March 31, 2016, 2017 and 2018 were ¥2,820 million, ¥3,141 million and ¥2,511 million, respectively.

Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.

Net periodic benefit cost and funded status

The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions of yen)
Service cost-benefits earned during the fiscal year	38,032	44,367	43,649
Interest costs on projected benefit obligations	10,479	5,724	7,471
Expected return on plan assets	(40,603)	(35,969)	(34,916)
Amortization of prior service cost (benefits)	(195)	(195)	214
Amortization of net actuarial loss (gain)	(4,108)	780	411
Special termination benefits	4,456	3,857	3,960

Net periodic benefit cost	8,061	18,564	20,789

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2017 and 2018 are summarized as follows:

	2017	2018
	(in millions of yen)
Net actuarial gain (loss)	15,645	216,777
Amortization of net actuarial loss (gain)	780	411
Prior service benefits (cost)	—	(348)
Amortization of prior service cost (benefits)	(195)	214

Total recognized in other comprehensive income (loss) before-tax	16,230	217,054

As of March 31, 2018, the amounts in Accumulated other comprehensive income (loss), which will be amortized as prior service costs and actuarial gain over the next fiscal year, are estimated to be ¥152 million and ¥7,879 million, respectively.

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2016	2017	2018
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.37%	0.47%	0.43%
Rates of increase in future compensation levels	1.80-4.80%	1.80-4.80%	1.80-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.76%	0.37%	0.47%
Rates of increase in future compensation levels	2.00-4.80%	1.80-4.80%	1.80-4.80%
Expected rates of return on plan assets	1.95%	1.73%	1.58%

In estimating the discount rates, the MHFG Group uses interest rates on high-quality fixed-income government and corporate bonds. The durations of such bonds closely match those of the benefit obligations. Assumed discount rates are reevaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2017 and 2018 for the plans of MHFG and its subsidiaries:

	2017	2018
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,495,208	1,545,893
Service cost	44,367	43,649
Interest cost	5,724	7,471
Plan participants’ contributions	1,215	1,233
Amendments	—	348
Actuarial loss (gain)	67,335	30,633
Foreign exchange translation	(2,159)	(32)
Benefits paid	(51,899)	(53,167)
Lump-sum payments	(13,898)	(16,672)

Benefit obligations at end of fiscal year	1,545,893	1,559,356

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,082,996	2,200,812
Actual return (negative return) on plan assets	118,714	280,251
Foreign exchange translation	(3,273)	(113)
Partial withdrawal of assets from employee retirement benefits trusts (Note)	—	(66,565)
Employer contributions	53,059	43,279
Plan participants’ contributions	1,215	1,233
Benefits paid	(51,899)	(53,167)

Fair value of plan assets at end of fiscal year	2,200,812	2,405,730

Funded status	654,919	846,374

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	682,592	874,191
Accrued pension liability	(27,673)	(27,817)

Net amount recognized	654,919	846,374

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(1,220)	(1,352)
Net actuarial gain (loss)	74,044	291,230

Net amount recognized	72,824	289,878

Note:	During the fiscal year ended March 31, 2018, a subsidiary of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2018. No gains or losses have been recognized as a result of this transaction.

The aggregated accumulated benefit obligations of these plans were ¥1,544,039 million and ¥1,559,356 million, as of March 31, 2017 and 2018, respectively. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

In the fiscal year ended March 31, 2017, the Group incorporated employee-level improvements in the mortality indicators used in the pension benefit calculation, which resulted in an increase of the benefit obligations of ¥79,861 million.

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2017 and 2018:

	2017	2018
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	57,980	59,319
Fair value of plan assets	30,306	31,503
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	56,125	59,319
Fair value of plan assets	30,306	31,503

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Investment policies and asset allocation

In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to maximize the investment returns from a long-term perspective while ensuring that the sufficient funds will be available to plan participants and beneficiaries. Generally, the investment returns are relative to the risks involved. In considering the maximum levels of risk that the MHFG Group can assume, it primarily considers the following factors; the employers’ burden of maintaining the benefit plans based on the design of the plans and future plan contributions, the age distribution of the plan participants and beneficiaries, the financial conditions of the employers, and the employers’ ability to absorb future variability in plan premiums. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which is estimated to yield the maximum return within the range of an acceptable level of risk. Additionally, the asset allocation is reviewed whenever there are large fluctuations in pension plan liabilities caused by modifications of pension plans, or there are changes in the market environment. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee and liquidity of a financial instrument among other things. The investments in each asset category are further diversified across funds, strategies and sectors along with other things. There is no significant investment in a single investee except Japanese government bonds.

Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from the employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2018 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	34.00%
Foreign equity securities	25.00%
Foreign debt securities	23.00%
General account of life insurance companies	11.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rates.

Fair value of plan assets

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2017 and 2018, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 28 “Fair value”.

	2017					2018
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,162		—	—	1,162	1,330		—	—	1,330
Pooled funds (2)	10		—	—	10	10		9	—	19
Japanese debt securities:
Government bonds	254		—	—	254	184		—	—	184
Pooled funds (2)	—		2	—	2	—		4	—	4
Other	—		25	—	25	—		25	—	25
Foreign equity securities:
Common stocks	111		—	—	111	108		—	—	108
Pooled funds (2)	—		2	—	2	—		5	—	5
Foreign debt securities:
Government bonds	68		3	—	71	175		6	—	181
Pooled funds (2)	—		7	—	7	—		9	—	9
Other	—		16	—	16	—		16	—	16
General account of life insurance companies (3)	—		124	—	124	—		110	—	110
Other	78	(4)	1	—	79	92	(4)	—	—	92
Plan assets measured at net asset value (5)					338					323

Total assets at fair value	1,683		180	—	2,201	1,899		184	—	2,406

Notes:

(1)	This class represents equity securities held in the employee retirement benefit trusts of ¥1,162 billion and ¥1,330 billion carried at fair value at March 31, 2017 and 2018, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

There were no returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2017 and 2018.

Contributions

The total contribution of approximately ¥52 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2019, based on the current funded status and expected asset return assumptions.

Estimated future benefit payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2019	67,291
2020	69,087
2021	70,332
2022	71,041
2023	71,662
2024-2028	353,649